Other Comprehensive Income (Loss) Components of Other Comprehensive Income (Loss) Including Reclassification Adjustments by Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), before Tax [Roll Forward]
AOCI before Tax, Attributable to Parent, beginning balance	$ 435.7	$ (153.0)	$ 1,977.8
Pretax Cumulative Effect of New Accounting Principal in Period of Adoption			(2,006.0)
Pretax Reclassification of Stranded Amounts in AOCI to Equity	3.4		(4.3)
AOCI before Tax, Attributable to Parent, After Reclassification of Stranded Amounts	439.1
AOCI before Tax, Attributable to Parent, after Cumulative Effect Adjustment and Reclassification of Stranded Amounts			(32.5)
Unrealized Holding Gain (Loss) on Securities Arising During the Period, before tax	1,557.2	825.8	(224.1)
Portion Attributable to Noncontrolling Interest, before tax	0.0	(5.9)	4.3
Total other comprehensive income (loss) before reclassifications, before tax	1,557.2	819.9	(219.8)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax	810.0	232.2	(98.3)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax	(1.1)	(1.0)	(1.0)
Total reclassification adjustment for amounts realized in net income, before tax	808.9	231.2	(99.3)
Total other comprehensive income, before tax	748.3	588.7	(120.5)
AOCI before Tax, Attributable to Parent, ending balance	1,187.4	435.7	(153.0)
Accumulated Other Comprehensive Income (Loss), Tax [Roll Forward]
AOCI Tax, Attributable to Parent, beginning balance	(94.0)	32.1	(695.6)
Tax, Cumulative Effect of New Accounting Principal in Period of Adoption			705.8
Tax, Reclassification of Stranded Amounts in AOCI to Equity	(0.7)		(3.4)
AOCI Tax, Attributable to Parent, After Reclassification of Stranded Amounts	(94.7)
AOCI Tax, Attributable to Parent, After Cumulative Effect Adjustment and Reclassification of Stranded Amounts			6.8
Unrealized Holding Gain (Loss) on Securities Arising During the Period, tax	(306.1)	(174.9)	47.0
Portion Attributable to Noncontrolling Interest, tax	0.0	1.3	(1.0)
Total Other Comprehensive Income (Loss), before Reclassification Adjustments, Tax	(306.1)	(173.6)	46.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	(145.4)	(47.7)	20.5
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax	0.3	0.2	0.2
Total reclassification adjustment for amounts realized in net income, Total tax (provisions) benefit	(145.1)	(47.5)	20.7
Total other comprehensive income, Total tax (provision) benefit	(161.0)	(126.1)	25.3
AOCI Tax, Attributable to Parent, ending balance	(255.7)	(94.0)	32.1
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance	341.7	(120.9)	1,282.2
Cumulative Effect of New Accounting Principal in Period of Adoption			(1,300.2)
Reclassification of Stranded Amounts in AOCI to Equity	2.7		(7.7)
AOCI Net of Tax, Attributable to Parent, After Reclassification of Stranded Amounts	344.4
AOCI, Net of Tax, After Cumulative Effect Adjustment and Reclassification of Stranded Amounts			(25.7)
Unrealized Holding Gain (Loss) on Securities Arising During Period, after tax	1,251.1	650.9	(177.1)
Other comprehensive (income) loss attributable to NCI	0.0	(4.6)	3.3
Total other comprehensive income (loss), before reclassifications, after tax	1,251.1	646.3	(173.8)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	664.6	184.5	(77.8)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	(0.8)	(0.8)	(0.8)
Total reclassification adjustment for amounts realized in net income, Net of tax	663.8	183.7	(78.6)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	587.3	462.6	(95.2)
After tax total accumulated other comprehensive income, ending balance	931.7	341.7	(120.9)
Net unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance	360.8	(105.6)	1,295.0
Cumulative Effect of New Accounting Principal in Period of Adoption			(1,300.2)
Reclassification of Stranded Amounts in AOCI to Equity	0.0		(1.1)
AOCI Net of Tax, Attributable to Parent, After Reclassification of Stranded Amounts	360.8
AOCI, Net of Tax, After Cumulative Effect Adjustment and Reclassification of Stranded Amounts			(6.3)
Unrealized Holding Gain (Loss) on Securities Arising During Period, after tax	1,251.1	650.9	(177.1)
Other comprehensive (income) loss attributable to NCI	0.0	0.0	0.0
Total other comprehensive income (loss), before reclassifications, after tax	1,251.1	650.9	(177.1)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	664.6	184.5	(77.8)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	0.0	0.0	0.0
Total reclassification adjustment for amounts realized in net income, Net of tax	664.6	184.5	(77.8)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	586.5	466.4	(99.3)
After tax total accumulated other comprehensive income, ending balance	947.3	360.8	(105.6)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance	(16.4)	(17.2)	(14.8)
Cumulative Effect of New Accounting Principal in Period of Adoption			0.0
Reclassification of Stranded Amounts in AOCI to Equity	0.0		(3.2)
AOCI Net of Tax, Attributable to Parent, After Reclassification of Stranded Amounts	(16.4)
AOCI, Net of Tax, After Cumulative Effect Adjustment and Reclassification of Stranded Amounts			(18.0)
Unrealized Holding Gain (Loss) on Securities Arising During Period, after tax	0.0	0.0	0.0
Other comprehensive (income) loss attributable to NCI	0.0	0.0	0.0
Total other comprehensive income (loss), before reclassifications, after tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	(0.8)	(0.8)	(0.8)
Total reclassification adjustment for amounts realized in net income, Net of tax	(0.8)	(0.8)	(0.8)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	0.8	0.8	0.8
After tax total accumulated other comprehensive income, ending balance	(15.6)	(16.4)	(17.2)
Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance	(2.7)	1.9	2.0
Cumulative Effect of New Accounting Principal in Period of Adoption			0.0
Reclassification of Stranded Amounts in AOCI to Equity	2.7		(3.4)
AOCI Net of Tax, Attributable to Parent, After Reclassification of Stranded Amounts	0.0
AOCI, Net of Tax, After Cumulative Effect Adjustment and Reclassification of Stranded Amounts			(1.4)
Unrealized Holding Gain (Loss) on Securities Arising During Period, after tax	0.0	0.0	0.0
Other comprehensive (income) loss attributable to NCI	0.0	(4.6)	3.3
Total other comprehensive income (loss), before reclassifications, after tax	0.0	(4.6)	3.3
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	0.0	0.0	0.0
Total reclassification adjustment for amounts realized in net income, Net of tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	0.0	(4.6)	3.3
After tax total accumulated other comprehensive income, ending balance	$ 0.0	$ (2.7)	$ 1.9